Share-based compensation	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation

	Three months ended March 31,
	2022	2021
	$	$
Stock options	397	262
DSUs	204	116
RSUs	449	—
ESPP	44	—
	1,094	378

There were no PSUs issued and outstanding for the three months ended March 31, 2022 and 2021.
The changes in the number of stock options during the three months ended March 31, 2022 and 2021 were as follows:

	2022		2021[1]
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,283,088	12.00	1,516,641	6.73
Options granted[1]	34,667	54.26	92,551	51.01
Options forfeited	(1,897)	16.00	—	—
Options exercised	(34,853)	34.62	(62,388)	1.85

Options outstanding – March 31	1,281,005	12.52	1,546,804	9.58
Options exercisable – March 31	891,286	3.84	897,676	2.74

1 In March 2021, the Company granted stock options to certain executives. Subsequently, the Company identified an error in determining the expected life and volatility inputs used in the Black-Scholes pricing model to calculate the fair value of options, which led to the Company determining that 63,992 excess options were granted in March 2021 to six senior executives (the “Awardees”). The granting of excess options was immaterial to the Company but the error resulted in an award of options to the Awardees that was not reasonable and appropriate to grant. During 2021, the Company amended and restated the option award agreements for those affected Awardees to reflect the issuance of the appropriate number of options.
The following table is a summary of the Company’s stock options outstanding as at March 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.21	0.0001 - 1.09	748,368
8.86 - 11.06	54,553	8.47	8.86 - 11.06	23,826
15.79 - 16.00	275,697	7.53	15.79 - 16.00	100,509
26.43 - 95.12	166,387	9.33	26.43 - 95.12	18,583
	1,281,005	6.39		891,286

The following table is a summary of the Company’s stock options outstanding as at March 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	840,418	6.09	0.0001 - 1.09	752,018
8.86 - 11.06	215,120	9.72	8.86 - 11.06	79,264
15.79 - 16.00	373,883	8.53	15.79 - 16.00	66,394
26.43 - 64.19	117,383	9.94	26.43 - 64.19	—
	1,546,804	7.57		897,676
The Company has five components within its share-based compensation plan: stock options, DSUs, RSUs, PSUs and shares issued pursuant to the ESPP. Share-based compensation expense for the three months ended March 31, 2022 was $1,094 (2021 - $378), respectively. The expense associated with each component is as follows for the three months ended March 31:
The weighted average fair value of share options granted during the three months ended March 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2022	2021
	C$	C$
Weighted average stock price valuation	$54.26	$51.01
Weighted average exercise price	$54.26	$51.01
Risk-free interest rate	2.03%	1.13%
Expected life in years	6.25	6.25
Expected dividend yield	—%	—%
Volatility	61%	60%
Weighted average fair value of options issued	$31.67	$28.63
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2021	59,654
Granted (at C$86.93 per unit)	751
DSUs - March 31, 2022	60,405
RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2021	46,591
Granted (at C$54.26 per unit)	17,361
Forfeited (at $86.38 per unit)	(1,261)
RSUs - March 31, 2022	62,691